                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-11495
                                                               File No. 811-4989


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     Pre-Effective Amendment No.                                               X
                                 -----

     Post-Effective Amendment No.  27                                          X
                                 -----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X



     Amendment No.   28
                    ----

                            VOYAGEUR MUTUAL FUNDS II
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 1818 Market Street, Philadelphia, Pennsylvania         19103
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1255

       Eric E. Miller, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            November 1, 1999
                                                                ----------------

It is proposed that this filing will become effective:

              ------    immediately upon filing pursuant to paragraph (b)

                 X      on November 1, 1999 pursuant to paragraph (b)
              ------
                        60 days after filing pursuant to paragraph (a)(1)
              ------
                        on (date) pursuant to paragraph (a)(1)
              ------
                        75 days after filing pursuant to paragraph (a)(2)
              ------
                        on (date) pursuant to paragraph (a)(2) of Rule 485
              ------
If appropriate:

              ------ this post-effective amendment designates a new effective date for a previously filed post-effective amendment




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                             --- C O N T E N T S ---



This Post-Effective Amendment No. 27 to Registration File No. 33-11495 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Part A - Prospectus(1)

          4.     Part B - Statement of Additional Information(1)

          5.     Part C - Other Information(2)

          6.     Signatures

This Post-Effective Amendment relates to the Registrant's one series of shares and its classes: Delaware Tax-Free Colorado Fund - Delaware Tax-Free Colorado Fund A Class, Delaware Tax-Free Colorado Fund B Class and Delaware Tax-Free Colorado Fund C Class.

(1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.

(2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.

                                     PART C


                                Other Information



Item 23.       Exhibits

               (a)    Agreement and Declaration of Trust.


                      (1)     Agreement and Declaration of Trust (December 17,
                              1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

                      (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

               (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

               (c)    Copies of All Instruments Defining the Rights of Holders.


                      (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

                      (2) By-Laws. Article II of By-Laws attached incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

               (d)    Investment Management Agreement.


                      (1) Form of Investment Management Agreement (November 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

               (e)    (1)     Distribution Agreement.


                              (i)  Form of Distribution Agreement (November
                                   1999) between Delaware Distributors, L.P. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                      (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                      (3) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module)

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                                incorporated into this filing by reference to
                                Post-Effective Amendment No. 22 filed August 28, 1997.

                         (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

            (f)          Inapplicable.

            (g)          Custodian Agreement.


                         (1) Form of Custodian Contract with Norwest Bank Minnesota N.A. (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 28, 1997.

            (h)          Other Material Contracts.


                         (1)    Form of Shareholder Services Agreement (November
                                1999) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                         (2)    Form of Fund Accounting Agreement (November
                                1999) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

            (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

            (j)          Consent of Auditors.  Attached as Exhibit.


            (k)          Inapplicable.

            (l) Letter of Investment Intent incorporated into this filing by reference to Form N-1A filed on April 13, 1987.

            (m)          Plans under Rule 12b-1.


                         (1) Form of Plan under Rule 12b-1 for Class A, B and C Shares (November 1999) of incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 30, 1996.

            (n)          Plan under Rule 18f-3.

                         (1) Form of Plan under Rule 18f-3 (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 29, 1998.


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            (19)     Other:      Trustees' Powers of Attorney. incorporated into
                                 this filing by reference to Post-Effective
                                 Amendment No. 26 filed August 16, 1999.

Item 24.          Persons Controlled by or under Common Control with Registrant.
                  None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

Item 26.          Business and Other Connections of Investment Adviser.

                  Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub- adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Insured Funds, Voyageur Tax Free Funds, Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a) incorporated into this filing by reference to Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.

Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.

Item 28.          Location of Accounts and Records.

                  All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103, One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.

Item 39.          Management Services.  None.

Item 30.          Undertakings.  Inapplicable.



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                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 21st day of October, 1999.

                                 VOYAGEUR MUTUAL FUNDS II

                                 By   /s/David K. Downes
                                   -------------------------------------------
                                        David K. Downes
                                        President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                Signature                                            Title                                       Date
---------------------------------------            ----------------------------------------                ----------------
/s/David K. Downes                                 President/Chief Executive Officer/                      October 21, 1999
---------------------------------------            Chief Operating Officer/Chief Financial
David K. Downes                                    Officer (Principal Executive Officer,
                                                   Principal Financial Officer and Principal
                                                   Accounting Officer) and Trustee


/s/Wayne A. Stork                                  Trustee                                                 October 21, 1999
---------------------------------------
Wayne A. Stork

/s/Walter P. Babich                   *            Trustee                                                 October 21, 1999
---------------------------------------
Walter P. Babich

/s/ Anthony D. Knerr                  *            Trustee                                                 October 21, 1999
---------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                      *            Trustee                                                 October 21, 1999
---------------------------------------
Ann R. Leven

/s/Thomas F. Madison                  *            Trustee                                                 October 21, 1999
---------------------------------------
Thomas F. Madison

/s/Charles E. Peck                    *            Trustee                                                 October 21, 1999
---------------------------------------
Charles E. Peck


/s/Janet L. Yeomans                   *            Trustee                                                 October 21, 1999
---------------------------------------
Janet L. Yeomans
                                                     *By: /s/David K. Downes
                                                      ----------------------
                                                          David K. Downes
                                                     As Attorney-in-Fact for
                                                  each of the persons indicated





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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



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                                INDEX TO EXHIBITS


        Exhibit No.            Exhibit
        -----------            -------

        EX-99.J                Consent of Auditors